Huber Large Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.04%
	Aerospace & Defense - 3.04%
700	Northrop Grumman Corp.	$313,628

	Automotive - 0.96%
8,803	Goodyear Tire & Rubber Co. (a)	99,034

	Banking - 17.23%
11,000	Bank of America Corp.	390,280
6,900	Citigroup, Inc.	360,318
26,292	First Horizon Corp.	650,201
1,100	JPMorgan Chase & Co.	153,956
7,400	Regions Financial Corp.	174,196
1,000	Truist Financial Corp.	49,390
		1,778,341
	Biotech & Pharmaceuticals - 9.87%
2,000	Eli Lilly & Co.	688,300
1,100	Merck & Co., Inc.	118,151
4,800	Pfizer, Inc.	211,968
		1,018,419
	Consumer Services - 3.48%
13,359	Rent-A-Center, Inc.	359,224

	Electric Power Generation, Transmission and Distribution - 0.44%
533	Constellation Energy Corp.	45,497

	Electric Utilities - 2.45%
300	American Electric Power Co., Inc.	28,188
900	Entergy Corp.	97,452
1,600	Exelon Corp.	67,504
800	NextEra Energy, Inc.	59,704
		252,848
	Electrical Equipment - 0.37%
300	TE Connectivity Ltd.	38,145

	Entertainment Content - 3.94%
44,558	Lions Gate Entertainment Corp. - Class B (a)(b)	339,532
2,900	ViacomCBS, Inc. - Class B	67,164
		406,696
	Food - 1.18%
500	Lamb Weston Holdings, Inc.	49,945
1,100	Tyson Foods, Inc. - Class A	72,325
		122,270
	Forestry, Paper & Wood Products - 2.99%
24,233	Mercer International, Inc.	308,486

	Health Care Facilities & Services - 0.31%
1,100	Select Medical Holdings Corp.	31,977

	Institutional Financial Services - 0.71%
200	Goldman Sachs Group, Inc.	73,162

	Insurance - 2.02%
8,073	CNO Financial Group, Inc.	207,960

	Oil & Gas Producers - 21.33%
13,200	BP plc - ADR	478,236
1,000	Chesapeake Energy Corp.	86,720
3,300	Devon Energy Corp.	208,692
31,803	Golar LNG Ltd. (a)	745,462
3,500	New Fortress Energy, Inc.	135,765
9,300	Shell plc - ADR	546,933
		2,201,808
	Retail - Consumer Staples - 2.09%
1,500	Wal-Mart Stores, Inc.	215,805

	Retail - Discretionary - 1.88%
600	Home Depot, Inc.	194,502

	Software - 7.01%
2,600	Microsoft Corp.	644,306
900	Oracle Corp.	79,614
		723,920
	Specialty Finance - 1.11%
2,510	Enova International, Inc. (a)	114,582

	Technology Services - 13.88%
23,530	KBR, Inc.	1,205,442
550	Mastercard, Inc. - Class A	203,830
100	Visa, Inc. - Class A	23,021
		1,432,293
	Telecommunications - 1.58%
8,000	AT&T, Inc.	162,960

	Tobacco & Cannabis - 0.61%
600	Philip Morris International, Inc.	62,544

	Transport Services - 0.56%
300	FedEx Corp.	58,158
	TOTAL COMMON STOCKS (Cost $5,666,674)	10,222,259

	MONEY MARKET FUNDS - 0.82%
42,351	First American Government Obligations Fund, Institutional Class, 4.14% (c)	42,351
42,351	First American Treasury Obligations Fund, Institutional Class, 4.25% (c)	42,351
	TOTAL MONEY MARKET FUNDS (Cost $84,702)	84,702

	Total Investments in Securities (Cost $5,751,376) - 99.86%	10,306,961
	Other Assets in Excess of Liabilities - 0.14%	14,258
	NET ASSETS - 100.00%	$10,321,219

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2023.

Huber Large Cap Value Fund
Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Huber Large Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$569,656	$-	$-	$569,656
Consumer Discretionary	652,759	-	-	652,759
Consumer Staples	400,619	-	-	400,619
Energy	2,201,808	-	-	2,201,808
Financials	2,174,045	-	-	2,174,045
Health Care	1,050,396	-	-	1,050,396
Industrials	409,931	-	-	409,931
Materials	308,486	-	-	308,486
Technology	2,156,213	-	-	2,156,213
Utilities	298,345	-	-	298,345
Total Common Stocks	10,222,259	-	-	10,222,259
Money Market Funds	84,702	-	-	84,702
Total Investments in Securities	$10,306,961	$-	$-	$10,306,961

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.